Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

23. SUBSEQUENT EVENTS

a)	Sale of FCI

In January 2019, the board of directors of the Company approved the sale of FCI, our specialty RF IC product line for the Mobile Communications market. On March 7, 2019, the Company entered into a definitive agreement with Dialog Semiconductor Plc for the sale of FCI for US$45 million. The transaction is expected to close in the second quarter of 2019, subject to Korea government approvals.

b)	Sale of ProGrade investment

In April 2019, the board of directors approved the sale of the Company’s 49.0% equity interest in ProGrade for $1.7 million. The sale is expected to close in the second quarter of 2019.

c)	Shannon Impairment Risk

In April 2019, key customers of our Shannon SSDs notified the Company that their revised full-year 2019 procurement forecasts will be significantly lower than what they had provided to us in January 2019. As a result, we reduced our Shannon SSD sales forecast to a level meaningfully below what we had planned in January as part of our annual operating plan. The primary reasons of the recently reduced sales forecast include: (i) increasingly risk-adverse customers have reduced procurement plans relating to SSD solutions based on new, less mature technologies such as ours, (ii) weakening economic conditions in China have caused Chinese data center operators to postpone expansion plans and reduce SSD procurement forecasts, including from us, and (iii) NAND prices have fallen more than we had expected and could fall further, and this will result in less revenue received for the same petabyte of Shannon SSDs that we sell.

The reduced sales forecast represents a triggering event which will require the reevaluation of the reporting unit’s goodwill and intangible assets in the second quarter of 2019. Depending on further development of the situation and factors relevant to a revised financial forecast of the Shannon reporting unit, the impairment assessment may result in impairment of goodwill and of certain intangible assets; however, the Company cannot estimate the amount or a reasonable range of amounts of such impairments, if any, at this time. As of December 31, 2018, the carrying value of the reporting unit’s goodwill was $33.2 million and intangible assets were $1.0 million.